Common shares (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Summary of vesting schedule of restricted stock
The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
36,043	September 5, 2019
67,026	March 2, 2020
125,857	June 1, 2020
139,576	September 4, 2020
67,026	March 1, 2021
125,858	June 1, 2021
139,577	September 3, 2021
67,026	March 1, 2022
125,858	June 1, 2022
103,533	September 2, 2022
997,380
The share price on the issuance date was $22.15 per share. The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
123,518	September 4, 2020
21,750	November 4, 2020
21,479	March 1, 2021
123,518	September 3, 2021
21,750	November 5, 2021
21,480	March 1, 2022
123,519	September 2, 2022
21,751	November 4, 2022
21,480	March 1, 2023
500,245

Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2018 and 2017:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2016	1,261,358	$85.21
Granted	1,092,280	30.90
Vested	(423,697)	89.92
Forfeited	(4,500)	75.87
Outstanding and non-vested, December 31, 2017	1,925,441	53.39
Granted	1,885,633	20.28
Vested	(447,380)	89.13
Forfeited	(3,807)	52.59
Outstanding and non-vested, December 31, 2018	3,359,887	$30.05

Summary of future stock compensation expense
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2019	24,440	1,393	25,833
For the year ending December 31, 2020	18,554	539	19,093
For the year ending December 31, 2021	11,465	119	11,584
For the year ending December 31, 2022	4,858	—	4,858
For the year ending December 31, 2023	1,235	—	1,235
	$60,552	$2,051	$62,603

Summary of dividend payments
The following dividends were paid during the years ended December 31, 2018, 2017 and 2016.

Dividends	Date
per share	Paid
$1.250	March 30, 2016
$1.250	June 24, 2016
$1.250	September 29, 2016
$1.250	December 22, 2016
$0.100	March 30, 2017
$0.100	June 14, 2017
$0.100	September 29, 2017
$0.100	December 28, 2017
$0.100	March 27, 2018
$0.100	June 28, 2018
$0.100	September 27, 2018
$0.100	December 13, 2018